Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,328,752	$ 642,338
Working capital loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	1,300,108	609,209
Floorplan facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	33,615	32,453
Floorplan facilities | Liabilities to credit institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	16,925	18,664
Sale-leaseback facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,719	$ 14,465